Convertible Unsecured Subordinated Debentures - Schedule of Debt (Details)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 $ / shares	Mar. 14, 2017	Mar. 01, 2016 CAD
Debt Instrument [Line Items]
Maturity date				2.33%
Convertible Subordinated Debt | Convertible Unsecured Subordinated Debentures
Debt Instrument [Line Items]
Maturity date	5.00%				5.00%
Conversion price (CAD per share) | $ / shares			$ 10.60
Convertible Unsecured Subordinated Debentures [Roll Forward]
Carrying value at December 31, 2016	CAD 358,619,000
Receipt of Final instalment, net of deferred financing costs	743,881,000	CAD 357,694,000
Amortization of deferred financing costs	1,134,000	925,000
Conversion to common shares	(1,102,416,000)
Carrying value at December 31, 2017	1,218,000	CAD 358,619,000
Par value	CAD 1,277,000				CAD 1,150,000,000